Investments	12 Months Ended
Dec. 31, 2020
Investments
Investments

6. Investments

(a) Short-term Investments

As of December 31, 2019 and 2020, the Company’s short-term investments are comprised of investments in wealth management products issued by financial institutions, which contain a variable interest rate. To estimate the fair value of short-term investments, the Company refers to the quoted rate of return provided by financial institutions at the end of each year using discounted cash flow method. The Company classifies the valuation techniques that use these inputs as level 2 of fair value measurement.

For the years ended December 31, 2018, 2019 and 2020, the Group recognized investment income related to short-term investments of RMB5,256, RMB8,698 and RMB13,599 in the consolidated statements of comprehensive income/(loss), respectively.

6. Investments (Continued)

(b) Long-term Investments

The Group’s equity investments are reported in long-term investments in the consolidated balance sheets.

The Group’s long-term investments consisted of the follows:

	Equity
	investments
	without readily
	determinable	Equity method
	fair values	investments	Total
	RMB	RMB	RMB
Balance as of January 1, 2019	14,813	—	14,813
Additions	21,692	13,475	35,167
Impairment	(4,000)	—	(4,000)
Balance as of December 31, 2019	32,505	13,475	45,980
Additions	125,000	—	125,000
Share of losses of equity method investee	—	(4,279)	(4,279)
Foreign exchange adjustment	(601)	—	(601)
Balance as of December 31, 2020	156,904	9,196	166,100

Equity investments using the measurement alternative

In October 2016, the Group completed its investment in Shanghai Xingying Medical Technology Co., Ltd (“Xingying”), and obtained its 10% equity interest with certain substantial preferential rights. Total consideration for the investment in Xingying was RMB4,000 with a combination of RMB1,000 in cash and RMB3,000 in the form of information services. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016-01 as the shares invested by the Company are not considered as in-substance common stock and the shares do not have readily determinable fair values.

In October 2017, the Group invested in First BCC Plastic Surgery Hospital (“First BCC”) by purchasing 1% of its equity interest, with a total cash consideration of RMB1,663. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016-01 as the Company had no significant influence over the investee and the shares do not have readily determinable fair values.

In October 2018, the Group invested in Chengdu Zhisu Medical Management Company Limited (“Chengdu Zhisu”) by purchasing 16% of its equity interest with certain substantial preferential rights. The total cash consideration for the investment was RMB4,000 in cash. In September 2019, the Group additionally acquired Chengdu Zhisu’s newly issued ordinary shares by paying the cash consideration of RMB4,250. After the subsequent investment in 2019, the Group held approximately 16% of its issued and outstanding shares. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016-01 as the shares invested by the Company are not considered as in-substance common stock and the shares do not have readily determinable fair values.

In November 2018, the Group invested in Beijing Mevos Management Consulting Company Limited (“Beijing Mevos”) by purchasing 11.11% of its equity interest with certain substantial preferential rights. The total cash consideration for the investment was RMB5,150 in cash. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016-01 as the shares invested by the Company are not considered as in-substance common stock and the shares do not have readily determinable fair values.

6. Investments (Continued)

(b) Long-term Investments (Continued)

Equity investments using the measurement alternative (continued)

In April 2019, the Group completed the investment in Beijing Yicai Health Management Consulting Co., Ltd. by purchasing 35% of its equity interest with certain substantial preferential rights. The total cash consideration for the investment was RMB17,500. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016-01 as the shares invested by the Company are not considered as in-substance common stock and the shares do not have readily determinable fair values.

In December 2020, the Group completed the investment in Shanghai Linkedcare Information Technology Co., Ltd. by purchasing 15.1% of its equity interest with certain substantial preferential rights. The total cash consideration for the investment was RMB125,000. The investment was accounted for under the measurement alternative defined as cost less impairments, adjusted by observable price changes in accordance with ASU 2016-01 as the shares invested by the Company are not considered as in-substance common stock and the shares do not have readily determinable fair values.

For the years ended December 31, 2019 and 2020, there is no adjustment to the cost of equity investments accounted for using measurement alternative.

The Group assesses the existence of indicators for other-than-temporary impairment of the investments by considering factors including, but not limited to, current economic and market conditions, the operating performance of the entities including current earnings trends and other entity-specific information. Based on the Group’s assessment, an impairment charge of nil, RMB4,000 and nil was recognized in the consolidated financial statements for the years ended December 31, 2018, 2019 and 2020, respectively, against the carrying value of the investment due to significant deterioration in earnings or unexpected changes in business prospects of the investees as compared to the original investment.

Equity method investments

The Company and an investor set up So-Young Medical Cosmetology (Beijing) Management Consulting Co., Ltd. (“Medical Cosmetology”) in May 2016. The Company owns 70% equity interest in Medical Cosmetology. The Company determined that Medical Cosmetology was not a variable interest entity under ASC Topic 810, “Consolidation” (“ASC 810) and evaluated for consolidation under the voting interest model. Because of substantive participating rights of the 30% equity investor, including the approval of material operating decisions such as appointment of key management and determination of key management’s compensation, the Group does not have unilateral control over this investment. Therefore, the Group does not consolidate Medical Cosmetology but accounts for it using equity method in accordance with ASC 323, Investments—Equity Method and Joint Ventures. Medical Cosmetology terminated the operation in 2018 and liquidated in March 2019.

In October 2019, the Group invested in Beijing Sharing New Medical Technology Co., Ltd. by purchasing 49% of its equity interest. The total cash consideration for the investment was RMB13,475. The investment was accounted for using equity method as the Group can exercise significant influence on the investee.

6. Investments (Continued)

(b) Long-term Investments (Continued)

Equity method investments (continued)

In accordance with Rule 4-08(g) of Regulation S-X, the Group summarized condensed financial information for all of its equity method investments as a group as follows:

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Total revenues	17,042	—	32,603
Gross profit	10,893	—	7,774
Loss from operations	(5,778)	—	(8,395)
Net (loss)/earnings	(2,108)	8,280	(9,440)
Net (loss)/earnings attributable to the equity-method investees	(2,108)	8,280	(8,733)

	As of December 31,
	2019	2020
	RMB	RMB
Current assets	7,509	12,106
Non-current assets	20,000	30,851
Current liabilities	—	22,496
Non-controlling interests	—	1,608
Total shareholders’ equity	27,509	20,461